Other net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income [abstract]
Other net income	€ (147)	€ (56)	€ 236
Hyperinflation loss	(244)	(333)
Income from positive recovery of defaulted receivables	25	€ 32	25
Gain on exit of business	125
Gain on liquidation of entity	€ 67
Receivable related to the insolvency of a financial institution			72
Proceeds from agreement of withdrawal of retail banking market			€ 34